The obligations assumed by the Company as of December 31, 2021 and 2020 are shown in the table below: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	R$ 34,405,575
Additions	172,961	R$ 411,285	R$ 1,723,952
Transfer of contract assets	4,181,263	3,688,414	3,328,317
Transfers	370	2,991	(13,531)
Write-offs and disposals	(27,078)	(16,313)	(39,931)
Amortization	(2,229,257)	(2,006,249)	(1,746,430)
Intangible assets, ending	36,503,834	34,405,575
Right of use	626,427	589,130
Intangible assets, beginning	34,405,575	32,325,447	29,012,460
Contract renewal
Intangible assets, ending	36,503,834	34,405,575	32,325,447
Intangible assets, ending	36,503,834	34,405,575	32,325,447		R$ 29,012,460
Transfer to indemnities receivable			(4,345)
First-time adoption of IFRS 16			64,955
Current liabilities	142,757	130,207
Noncurrent liabilities	2,917,428	3,045,066
Total liabilities	3,060,185	3,175,273
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	69,442	59,429
Noncurrent liabilities	102,873	149,726
Total liabilities	172,315	209,155
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	73,315	70,778
Noncurrent liabilities	2,814,555	2,895,340
Total liabilities	2,887,870	2,966,118
Leases Related To Concession Agreements And Program Contract [Member]
IfrsStatementLineItems [Line Items]
Right of use	245,681	269,561	292,824		315,717
Concession Agreements [Member]
IfrsStatementLineItems [Line Items]
Right of use	65,012	76,454	87,266		98,077
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Right of use	180,669	193,107	205,558		217,640
Agreements Equity Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		483,775
Additions		1	2
Transfer of contract assets	24,656	47,154	131,809
Transfers	467	1,440	76,804
Write-offs and disposals	(148)	(858)	(8,311)
Amortization	(17,693)	(26,985)	(83,790)
Intangible assets, ending	491,057		483,775
Intangible assets, beginning	483,775	1,494,853	4,073,344
Contract renewal		(1,031,830)	(2,690,660)
Intangible assets, ending		483,775	1,494,853
Intangible assets, ending		483,775	1,494,853		4,073,344
Transfer to indemnities receivable			(4,345)
Agreements Economic Value [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		734,665
Additions			2,034
Transfer of contract assets	52,275	113,320	89,041
Transfers	(14)	(1,403)	1,956
Write-offs and disposals	(242)	(42)	(569)
Amortization	(105,243)	(90,062)	(79,446)
Intangible assets, ending	681,441		734,665
Intangible assets, beginning	734,665	712,852	1,232,009
Contract renewal			(532,173)
Intangible assets, ending	681,441	734,665	712,852
Intangible assets, ending	681,441	734,665	712,852		1,232,009
Program Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		16,360,307
Additions	17,690	303,472	1,338,443
Transfer of contract assets	1,640,733	2,075,268	970,534
Transfers	13,744	(51,570)	137,283
Write-offs and disposals	(8,840)	(5,423)	(10,312)
Amortization	(871,613)	(812,970)	(617,950)
Intangible assets, ending	17,152,021		16,360,307
Intangible assets, beginning	16,360,307	13,819,700	8,777,929
Contract renewal		1,031,830	3,223,773
Intangible assets, ending		16,360,307	13,819,700
Intangible assets, ending		16,360,307	13,819,700	R$ 13,819,700	8,777,929
Program Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		1,370,923
Additions		58,323	331,328
Transfer of contract assets
Transfers
Write-offs and disposals
Amortization	(52,966)	(52,275)	(46,004)
Intangible assets, ending	1,317,957		1,370,923
Intangible assets, beginning	1,370,923	1,364,875	1,079,551
Intangible assets, ending		1,370,923	1,364,875
Intangible assets, ending		1,370,923	1,364,875		1,079,551
Service Contracts Commitments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		14,872,604
Additions	14,950	20,940	3,867
Transfer of contract assets	2,307,851	1,382,656	2,054,940
Transfers	(13,827)	(23,645)	(228,583)
Write-offs and disposals	(13,745)	(9,990)	(20,739)
Amortization	(1,009,062)	(888,120)	(809,234)
Intangible assets, ending	16,158,771		14,872,604
Intangible assets, beginning	14,872,604	14,390,763	13,391,452
Contract renewal			(940)
Intangible assets, ending	16,158,771	14,872,604	14,390,763
Intangible assets, ending	16,158,771	14,872,604	14,390,763		13,391,452
Software License [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		540,625
Additions
Transfer of contract assets		70,016	81,993
Transfers		78,169	(991)
Write-offs and disposals
Amortization	(97,639)	(79,266)	(67,471)
Intangible assets, ending	598,734		540,625
Transfers to contract assets	155,748
Intangible assets, beginning	540,625	471,706	458,175
Intangible assets, ending		540,625	471,706
Intangible assets, ending		540,625	471,706		458,175
Right Of Use Other Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning		42,676
Additions	140,321	28,549	48,278
Transfer of contract assets
Transfers
Write-offs and disposals	(4,103)
Amortization	(75,041)	(56,571)	(42,535)
Intangible assets, ending	103,853		42,676
Intangible assets, beginning	R$ 42,676	70,698
Intangible assets, ending		42,676	70,698
Intangible assets, ending		R$ 42,676	70,698
First-time adoption of IFRS 16			R$ 64,955